Net Income Per Common Share	12 Months Ended
Dec. 31, 2017
Earnings Per Share [Abstract]
NET INCOME PER COMMON SHARE
NET INCOME PER COMMON SHARE

	2017	2016	2015
Basic
Average common shares outstanding	92,908,638	91,838,603	92,197,207
Net income
Continuing operations	$1,813,802	$1,132,703	$1,053,849
Discontinued operations	(41,540)	—	—
Net income	$1,772,262	$1,132,703	$1,053,849
Basic net income per common share
Continuing operations	$19.52	$12.33	$11.43
Discontinued operations	(.44)	—	—
Net income per common share	$19.08	$12.33	$11.43

Diluted
Average common shares outstanding	92,908,638	91,838,603	92,197,207
Stock options and other contingently issuable shares (1)	1,931,157	2,089,921	1,826,885
Non-vested restricted stock grants	87,418	559,562	519,451
Average common shares outstanding assuming dilution	94,927,213	94,488,086	94,543,543

Net income
Continuing operations	$1,813,802	$1,132,703	$1,053,849
Discontinued operations	(41,540)	—	—
Net income	$1,772,262	$1,132,703	$1,053,849

Diluted net income per common share
Continuing operations	$19.11	$11.99	$11.15
Discontinued operations	(.44)	—	—
Net income per common share	$18.67	$11.99	$11.15

(1)	Stock options and other contingently issuable shares excludes 638,795, 62,935 and 34,463 shares at December 31, 2017, 2016 and 2015, respectively, due to their anti-dilutive effect.

Basic and diluted net income per common share are calculated using the treasury stock method.